RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 4,901	$ 0
Directors and Officers
Statement [Line Items]
Stock options issued	6,750,000	1,950,000
Share-based compensation expense	$ 60,432	$ 11,679
Chief Financial Officer
Statement [Line Items]
Company incurred fees	15,703	16,488
Former VP Exploration
Statement [Line Items]
Company incurred fees	$ 33,333	$ 0